Overview and Summary of Significant Accounting Policies, Overview (AES Indiana) (Q1) (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023 customer generating_station MW	Mar. 31, 2024 generating_station	Mar. 31, 2024 MW	Mar. 31, 2024 Customer	Mar. 31, 2024 RetailCustomer	Mar. 31, 2024 CoalUnit	Mar. 31, 2024 Turbine	Mar. 31, 2024 EnergyProject	Mar. 31, 2024 Unit	May 31, 2021
Company Overview [Line Items]
Number of retail customers				523,000			524,000
Number of generating stations owned and operated | generating_station				4	4
Petersburg Unit 1 retired MW													230
Petersburg Unit 2 Planned Retirement MW in 2023			415	415
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023			630	630
Electric generation capability for winter, megawatts				3,070
Electric generation capability for summer, megawatts				2,925
Hardy Hills Solar Project MW			195	195
Hoosier Wind Project MW			106	106
Petersburg Energy Center Project MW			250	250
Petersburg Energy Storage Project MW			45	45
Petersburg Energy Storage Project MwH			180	180
Pike Co BESS Project MW			200	200
Pike Co BESS Project MwH			800	800
Harding Street [Member]
Company Overview [Line Items]
Amount of New Operation for Battery Storage Unit, megawatts				20		20
CDPQ [Member]
Company Overview [Line Items]
Ownership interest in parent company			15.00%	15.00%
AES U.S. Holdings, LLC [Member]
Company Overview [Line Items]
Ownership interest in parent company			85.00%	85.00%
Indianapolis Power And Light Company
Company Overview [Line Items]
Number of retail customers				523,000				524,000
Number of generating stations owned and operated | generating_station					4
Petersburg Unit 1 retired MW													230
Petersburg Unit 2 Planned Retirement MW in 2023		415
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023		630		630
Number of remaining coal units									2			2
Electric generation capability for winter, megawatts				3,070		3,070
Electric generation capability for summer, megawatts				2,925		2,925
Number of renewable energy projects | EnergyProject											2
Hardy Hills Solar Project MW			195	195
Hoosier Wind Project MW			106	106
Petersburg Energy Center Project MW	250			250
Petersburg Energy Storage Project MW	45
Petersburg Energy Storage Project MwH	180
Pike Co BESS Project MW		200		200
Pike Co BESS Project MwH		800		800
Indianapolis Power And Light Company | Harding Street [Member]
Company Overview [Line Items]
Number of natural gas-fired boilers and steam turbines | Turbine										3
Number of combustion turbines | Turbine										5
Amount of New Operation for Battery Storage Unit, megawatts				20		20
Indianapolis Power And Light Company | AES U.S. Investments [Member]
Company Overview [Line Items]
Ownership interest in parent company			85.00%
Indianapolis Power And Light Company | CDPQ [Member]
Company Overview [Line Items]
Ownership interest in parent company			15.00%